STOCK-BASED COMPENSATION Stock Option Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Option Shares Outstanding
Outstanding, Beginning Balance	8,637,962	3,000,000
Awarded	537,500	5,869,212
Exercised	0	(231,250)
Forfeited	0	0
Outstanding, Ending Balance	9,175,462	8,637,962
Vested	5,607,072	4,645,935
Vested and expected to vest	9,175,462	8,637,962
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 0.34	$ 0.38
Awarded	$ 0.17	$ 0.33
Exercised	$ 0	$ 0.40
Outstanding, Ending Balance	$ 0.34	$ 0.34
Vested	$ 0.36	$ 0.36
Vested and expected to vest	$ 0.34	$ 0.34
Weighted Average Remaining Contractual Term (years)
Awarded	0 years	0 years
Exercised	0 years	0 years
Forfeited	0 years	0 years
Balance	5 years 5 months 8 days	5 years 5 months 16 days
Vested	4 years 6 months	4 years 7 months 6 days
Vested and expected to vest	5 years 5 months 8 days	5 years 5 months 16 days
Aggregate Intrinsic Value
Outstanding, Beginning Balance	$ 0
Awarded	0	0
Exercised	0	0
Forfeited	0	0
Outstanding, Ending Balance	28,750	0
Vested	12,583	76
Vested and expected to vest	$ 28,750	$ 2,750